Taxes payable	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Taxes payable

21.	Taxes payable

	Consolidated
	2023	2022
PIS and COFINS	150	91,316
Installments (a)	461,520	341,756
Income Tax on Salaries	51,817	54,364
Income Tax and Social Contribution to Collect	8,543	22,125
Others	21,782	14,362
Total	543,812	523,923

Current	205,261	258,811
Non-Current	338,551	265,112
(a)	In the year ended December 31, 2023, the Company carried out three accessions to the simplified federal tax installment plan of PIS, COFINS, IR and CS, with a maturity period of 5 years.

21.1. Movement of installments

Federal Taxes
Balances as of December 31, 2021	34,213
Installments	334,479
Interest	14,094
Payments	(41,030)
Balances as of December 31, 2022	341,756
Installments	175,555
Interest	45,555
Payments	(101,346)
Balances as of December 31, 2023	461,520